                               [BITMAP GRAPHICS]




                                    COLONIAL


                                  INTERMARKET


                                     INCOME


                                     TRUST I







                               [BITMAP GRAPHICS]



                                  ANNUAL REPORT


                                NOVEMBER 30, 1996

--------------------------------------------------------------------------------
                 COLONIAL INTERMARKET INCOME TRUST I HIGHLIGHTS

                      DECEMBER 1, 1995 - NOVEMBER 30, 1996

INVESTMENT OBJECTIVE: Colonial InterMarket Income Trust I seeks to maximize current income through investments in three sectors of the bond market--U.S. government, corporate high yield, and foreign government.

THE FUND IS DESIGNED TO OFFER:

      -  Potential for higher, more consistent income
      -  Diversification to help reduce risk and improve price stability
      -  Monthly distributions to help meet your financial needs

PORTFOLIO MANAGER COMMENTARY: "Over the course of the last year, we've seen some dramatic swings in U.S. government bond prices. Investors' concerns about acceleration in economic growth in the first half of 1996 produced declines in U.S. government bond prices. In fact, the moderate growth over the course of the year permitted some recovery in that market later in 1996. During these fluctuations in the U.S. government market, corporate high yield bonds continued to benefit from increasing revenues and cash flows. Foreign government bonds generally had been less sensitive to concerns of inflation because their economies have been slower. Over the past year, the volatility of one sector of the Fund, the U.S. government sector, has been offset by stronger performances in the other two sectors of the Fund. It's a period in which the strategy of
investing in three different bond markets has proven itself." -   Carl Ericson


                COLONIAL INTERMARKET INCOME TRUST I PERFORMANCE

        Distributions declared per share                                $0.995
        12-month total return, assuming
        reinvestment of all distributions

        - NAV                                                            11.94%

        - Market Price                                                    8.30%

        Price per share

        - NAV                                                           $11.52

        - Market Price                                                  $10.63


SECTOR BREAKDOWN                               TOP FIVE FOREIGN COUNTRIES

1. High yield corporate ...... 42.0%           1. Australia ........... 7.5%
2. Foreign government ........ 31.7%           2. Spain ............... 5.5%
3. U.S. government ........... 23.3%           3. Denmark ............. 5.2%
4. Other ..................... 3.0%            4. Sweden .............. 5.1%
                                               5. Finland ............. 4.3%


Sector breakdowns are calculated as a percent of total net assets. Country weightings are calculated as a percent of total investments. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these country weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of management and budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

I am pleased to present your Fund's annual report for
the fiscal year ended November 30, 1996. This report           [PHOTOGRAPH]
provides us with the opportunity to reflect on the investment environment of the past 12 months.

The economy grew at a comfortable pace through the end of 1995 and into 1996. The Federal Reserve Board lowered short-term interest rates in December 1995 and again in January 1996, but stronger-than-expected economic indicators in February 1996 brought the Fed easing trend to a halt. However, recently released economic data confirm that economic growth has slowed to a pace well within the "comfort zone" of the Federal Reserve Board, lessening the market's fears of a Fed tightening. We are hopeful that the volatility that has characterized the fixed income market during the past year will be somewhat reduced in the months ahead.

While the U.S. government market had been experiencing fluctuations in interest rates that resulted in price declines, other sectors of the bond market performed well in this environment. The corporate high yield bonds and foreign government bonds were able to offset the weaker performance of the U.S. government market.

Our economic expectations include growth continuing at a slower, but more sustainable, rate and our outlook for 1997 is relatively bright. Lower mortgage rates, increased consumer spending power and accelerating exports lead us to believe that the current economic expansion could continue through the year ahead.

As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.



Respectfully,


/s/ Howard W. Cogger
--------------------------
Howard W. Cogger
President
January 10, 1997



Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

--------------------------------------------------------------------------------
                                       3

                              INVESTMENT PORTFOLIO

                        NOVEMBER 30, 1996 (IN THOUSANDS)

BONDS & NOTES - 97.0%                                           PAR       VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 42.0%
--------------------------------------------------------------------------------
MANUFACTURING - 17.6%
     ELECTRONIC & ELECTRICAL EQUIPMENT - 3.8%
     Advanced Micro Devices, Inc.,
                             11.000%             08/01/03    $  750      $  813
     Amphenol Corp.,
                             12.750%             12/15/02     1,550       1,687
     Delco Remy International, Inc.,
                             10.625%             08/01/06       400         416
     K&F Industries, Inc.,
                             10.375%             09/01/04       350         368
     Unisys Corp.,
                             11.750%             10/15/04     1,500       1,568
                                                                         ------
                                                                          4,852
                                                                         ------

     FABRICATED METAL - 1.6%
     Euramax International, PLC.
                             11.250%             10/01/06     2,000       2,050
                                                                         ------

     FOOD & KINDRED PRODUCTS - 2.4%
     Chiquita Brands International, Inc.,
                             10.250%             11/01/06       750         792
     Gillett Holdings, Inc.,
                             12.250%             06/30/02       535         559
     Van De Kamps, Inc.
                             12.000%             09/15/05     1,500       1,643
                                                                         ------
                                                                          2,994
                                                                         ------

     MACHINERY & COMPUTER EQUIPMENT- 1.8%
     IMO Industries, Inc.,
                             11.750%   05/01/06 (a)             750         713
     Shop Vac, Corp.,
                             10.625%   09/01/03 (a)           1,500       1,571
                                                                         ------
                                                                          2,284
                                                                         ------

     MEASURING & ANALYZING INSTRUMENT - 0.4%
     Intertek Finance PLC ,
                             10.250%             11/01/06       500         514
                                                                         ------

     MISCELLANEOUS MANUFACTURING - 0.6%
     Dade International, Inc.,
                             11.125%   05/01/06 (a)             750         810
                                                                         ------

                     Investment Portfolio/November 30, 1996
--------------------------------------------------------------------------------
     PAPER PRODUCTS - 2.1%
     Florida Coast Paper,
                             12.750%   06/01/03 (a)          $1,250      $1,313
     Gaylord Container Corp.,
                             11.500%             05/15/01     1,250       1,331
                                                                         ------
                                                                          2,644
                                                                         ------

     PETROLEUM REFINING - 0.3%
     Texas Petrochemical Corp.,
                             11.125%             07/01/06       400         428
                                                                         ------

     PRIMARY METAL - 2.1%
     Algoma Steel, Inc.,
                             12.375%             07/15/05     1,500       1,581
     WCI  Steel, Inc.,
                             10.000%             12/01/06     1,100       1,111
                                                                         ------
                                                                          2,692
                                                                         ------

     PRINTING & PUBLISHING - 0.9%
     K-III Communications Corp.,
                             10.625%             05/01/02     1,000       1,055
                                                                         ------

     RUBBER & PLASTIC - 0.8%
     Portola Packaging, Inc.,
                             10.750%             10/01/05     1,000       1,040
                                                                         ------

     TRANSPORTATION EQUIPMENT - 0.8%
     Aftermarket Technology Corp.,
      Series B,
                             12.000%             08/01/04       500         555
     Ryder Transportation, Inc.,
                             10.000%             12/01/06       400         409
                                                                         ------
                                                                            964
                                                                         ------
MINING & ENERGY - 3.9%
     OIL & GAS EXTRACTION
     Falcon Drilling Co., Inc.,
      Series B,
                              8.875%             03/15/03       250         253
     Forcenergy, Inc.,
                              9.500%             11/01/06       550         575


                                       5

                     Investment Portfolio/November 30, 1996
--------------------------------------------------------------------------------
MINING & ENERGY - CONT.
     OIL & GAS EXTRACTION -CONT.
     HS Resources, Inc.,
                              9.250%             11/15/06    $  400      $  407
     Mariner Energy Corp.,
                             10.500%             08/01/06     1,000       1,048
     Nuevo Energy Co.,
                             12.500%             06/15/02     2,000       2,145
     Parker Drilling Corp.,
                              9.750%             11/15/06 (a)   500         518
                                                                         ------
                                                                          4,946
                                                                         ------
RETAIL TRADE - 3.0%
     FOOD STORES - 3.0%
     Dominick's Finer Foods, Inc.,
                             10.875%             05/01/05     1,500       1,665
     Pathmark Stores, Inc.,
                              9.625%             05/01/03     1,000         983
     Smiths Food & Drugs,
                             11.250%             05/15/07     1,000       1,098
                                                                         ------
                                                                          3,746
                                                                         ------
SERVICES - 3.5%
     AMUSEMENT & RECREATION - 1.4%
     Argosy Gaming Co.,
                             13.250%             06/01/04       500         470
     Harvey Casinos Resorts,
                             10.625%             06/01/06     1,250       1,338
                                                                         ------
                                                                          1,808
                                                                         ------
     BUSINESS SERVICES - 0.6%
     Pierce Leahy,
                             11.125%             07/15/06       700         770
                                                                         ------
     HOTELS, CAMPS & LODGING - 1.5%
     Casino Magic-Louisiana,
                             13.000%             08/15/03 (a)   500         496
     Eldorado Resorts Limited Liability Corp.,
                             10.500%             08/15/06       300         315
     HMH Properties, Inc.,
                              9.500%             05/15/05     1,000       1,036
                                                                         ------
                                                                          1,847
                                                                         ------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 14.0%
     AIR TRANSPORTATION - 0.8%
     Greenwich Air Services, Inc.,
                             10.500%             06/01/06    $1,000      $1,058
                                                                         ------
     BROADCASTING - 3.6%
     Allbritton Communications Co.,
                             11.500%             08/15/04     1,500       1,575
     Heritage Media Corp.,
                             11.000%             06/15/02       750         799
     NWCG Holding Corp.,
                               (b)               06/15/99     1,400       1,162
     Young Broadcasting Corp.,
                             10.125%             02/15/05     1,000       1,005
                                                                         ------
                                                                          4,541
                                                                         ------

     CABLE - 1.9%
     Cablevision Systems Corp.,
                             10.750%             04/01/04     1,500       1,541
     Comcast UK Cable Partners Ltd.,
        stepped coupon (c)
                  (11.200% 11/15/00)             11/15/07(d)  1,250         869
                                                                         ------
                                                                          2,410
                                                                         ------

COMMUNICATIONS - 0.9%
     Brooks Fiber Properties, Inc.,
        stepped coupon (c)
                  (10.875% 03/01/01)   3/01/06 (a)            1,000         663
     UNC, Inc.,              11.000%   6/01/06 (a)              500         533
                                                                         ------
                                                                          1,196
                                                                         ------

     ELECTRIC, GAS & SANITARY SERVICES- 1.9%
     Allied Waste NA,
                             10.250%             12/01/06       500         512
     Mesa Operating Co.,
                             10.625%             07/01/06     1,750       1,890
                                                                         ------
                                                                          2,402
                                                                         ------
     GAS SERVICES - 1.0%
     California Energy Co., Inc.,
                              9.875%             06/30/03     1,250       1,313
                                                                         ------

                     Investment Portfolio/November 30, 1996
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
     TELECOMMUNICATION -3.9%
     Clearnet Communications Units
        stepped coupon(c)
                  (14.750% 12/15/00)             12/15/05(e) $  750      $  465
     ICG Holding, Inc.,
        stepped coupon(c)
                  (13.500% 09/15/05)             09/15/05     1,500       1,043
     MFS Communications, Inc.,
        stepped coupon(c)
                  (8.875% 01/15/01)              01/15/06     1,000         723
     OMNIPOINT Corp.,
                             11.625%             08/15/06(a)  1,250       1,309
     PanAmSat Corp.,
        stepped coupon(c)
                  (11.375% 08/01/98)             08/01/03     1,500       1,378
                                                                         ------
                                                                          4,918
                                                                         ------
TOTAL CORPORATE FIXED-INCOME
  BONDS & NOTES (cost of $47,299)                                        53,282
                                                                         ------

FOREIGN GOVERNMENT & AGENCY
OBLIGATIONS - 31.7%                                 CURRENCY
--------------------------------------------------------------------------------
     Government of Finland,
                              7.250%       04/18/06    FN    23,000       5,340
     Government of Poland, Brady Bonds,
       Past Due Interest, stepped coupon,
        (5.000% 10/27/99)     4.000%       10/27/14    (g)    4,000       3,450
     Kingdom of Denmark,
                              8.000%       05/15/03    DK    33,422       6,268
     Republic of Argentina,
                             11.000%       10/09/06    AR       900         941
     Republic of Argentina Par Brady,
        stepped coupon
        (6.000% 03/01/99)     5.250%       03/31/23    (f)    2,850       1,820
     Spanish Government Bonds,
                             10.150%       01/31/06    SP   731,040       6,807
     Swedish Government Bonds,
                             10.250%       05/05/03    SK    35,600       6,324
     Western Australia Treasury Corp:
                             10.000%       07/15/05    A$     6,602       6,290
                             12.000%       08/01/01    A$     3,050       2,977
                                                                        -------
     TOTAL FOREIGN GOVERNMENT & AGENCY
        OBLIGATIONS (cost of $37,446)                                    40,217
                                                                        -------


                     Investment Portfolio/November 30, 1996
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.3%
--------------------------------------------------------------------------------
                                        Maturities
        Coupon                           From/To
        ------                          ----------
     Government National Mortgage Association:
                9.000%                         2016          $2,136     $ 2,304
               10.500%                    2015-2020             509         571
               11.000%                    2018-2019           1,513       1,727
                                                                        -------
                                                                          4,602
                                                                        -------
     U.S. Treasury Bonds:
                                 8.750%    05/15/17 (h)       1,777       2,236
                                11.625%    11/15/04 (h)       9,240      12,473
                                12.000%    08/15/13 (h)       6,944      10,195
                                                                        -------
                                                                         24,904
                                                                        -------
     TOTAL U.S. GOVERNMENT & AGENCY
        OBLIGATIONS (cost of $32,558)                                    29,506
                                                                        -------

     ---------------------------------------------------------------------------
     COMMON STOCKS - 0.0%                                                SHARES
     ---------------------------------------------------------------------------
     TRANSPORTATION, COMMUNICATION, ELECTRIC,
     GAS & SANITARY SERVICES - 0.0%
     MOTOR FREIGHT & WAREHOUSING
     St. Johnsbury Trucking Co.(i)(j)                            16          16
     Sun Carriers, Inc.  (a)(i)(j)                               65           1
                                                                        -------
     TOTAL COMMON  STOCKS (cost of $180)                                     17
                                                                        -------

     WARRANTS (i) - 0.0%
     ---------------------------------------------------------------------------
     Clearnet Communications
     (expires 9/15/05) (cost of $15)                              2          15
                                                                        -------

     TOTAL INVESTMENTS - 97.0% (cost of $117,498)(k)                    123,037
     ---------------------------------------------------------------------------
     SHORT-TERM OBLIGATIONS - 0.8%                              PAR
     ---------------------------------------------------------------------------
     Repurchase agreement with Bankers Trust
     Securities Corp., dated 11/29/96, due 12/02/96
     at 5.650%, collateralized by U.S. Treasury
     notes with various maturities to 1999, market
     value $1,039 (repurchase proceeds $1,018)               $1,018       1,018
                                                                        -------


                     Investment Portfolio/November 30, 1996
--------------------------------------------------------------------------------
     FORWARD CURRENCY CONTRACTS - 0.1% (l)                             $    132
     ---------------------------------------------------------------------------
     OTHER ASSETS & LIABILITIES, NET - 2.1%                               2,648
     ---------------------------------------------------------------------------

     NET ASSETS - 100.0%                                               $126,835
                                                                       ---------

----------
  NOTES TO INVESTMENT PORTFOLIO:
     ---------------------------------------------------------------------------
     (a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1996, the value of these securities amounted to $7,927 or 6.2% of net assets.
     (b)  Zero coupon bond.
     (c) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
     (d)  This is a British security.  Par amount is stated in U.S. dollars.
     (e) Each unit consists of ten senior discounts notes and thirty three warrants.
     (f) This is a Argentinean security. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
     (g) This is a Polish security. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
     (h) These securities, or a portion thereof, with a total market value of $15,651 are being used to collateralize the forward currency contracts shown below.
     (i)  Non-income producing.
     (j) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
     (k)  Cost for federal income tax purposes is $118,031.
     (l) As of November 30, 1996, the Fund had entered into the following forward currency contracts:


                     Investment Portfolio/November 30, 1996
--------------------------------------------------------------------------------

                                                              Net Unrealized
          Contracts                                            Appreciation
              to           In Exchange    Settlement          (Depreciation)
           Deliver             For          Date                  (U.S.$)
      -------------            ---          ----                  ------
      A$      2,866    USD    2,339        12/23/96                $(48)
      DK     18,492    USD    3,138        12/16/96                  66
      DK        517    USD       88        01/08/97                   0
      FF      9,484    USD    1,815        12/12/96                  50
      FF      9,089    USD    1,742        01/08/97                  18
      FN      1,333    USD      289        12/12/96                   4
      FN      2,521    USD      547        12/16/96                  10
      FN      8,811    USD    1,915        01/08/97                   4
      SK      9,422    USD    1,402        12/16/96                  17
      SK     12,635    USD    1,881        01/08/97                  11
                                                                   ----
                                                                   $132
                                                                   ----


Summary of Securities by
Country/Currency             Currency        Value           % of Total
--------------------------------------------------------------------------------
United States                   $            $ 81,951            66.6
Australia                       A$              9,267             7.5
Spain                           SP              6,807             5.5
Denmark                         DK              6,268             5.2
Sweden                          SK              6,324             5.1
Finland                         FN              5,340             4.3
Poland                          PL              3,450             2.8
Argentina                       AR              2,761             2.2
United Kingdom                  UK                869             0.8
                                             --------           -----
                                             $123,037           100.0
                                             --------           -----



Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.






See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1996

(in thousands except for per share amount)
ASSETS
Investments at value (cost $117,498)                                  $123,037
Short-term obligations                                                   1,018
                                                                      --------
                                                                       124,055

Receivable for:
  Interest                                                $3,268
  Investments sold                                         1,197
Unrealized appreciation on forward
 currency contracts                                          132
Other                                                          2         4,599
                                                          ------      --------
     Total Assets                                                      128,654

LIABILITIES
Payable for:
  Investments purchased                                      900
  Distributions                                              881
Payable to custodian bank                                      5
Accrued:
  Deferred Trustees fees                                       2
Other                                                         31
                                                          ------
     Total Liabilities                                                   1,819
                                                                      --------

NET ASSETS  at value for 11,009
  shares of beneficial interest outstanding                           $126,835
                                                                      --------

Net asset value per share                                             $  11.52
                                                                      --------

COMPOSITION OF NET ASSETS
Capital paid in                                                       $122,287
Undistributed net investment income                                        656
Accumulated net realized loss                                           (1,775)
Net unrealized appreciation on:
   Investments                                                           5,539
   Foreign currency transactions                                           128
                                                                      --------
                                                                      $126,835
                                                                      --------






See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1996

(in thousands)
INVESTMENT INCOME
Interest                                                               $11,443
Dividends                                                                    7
                                                                       -------
                                                                        11,450

EXPENSES
Management fee                                            $ 925
Transfer agent                                               54
Bookkeeping fee                                              35
Trustees fee                                                 14
Custodian fee                                                33
Audit fee                                                    44
Legal fee                                                     6
Reports to shareholders                                      12
Other                                                        52          1,175
                                                          -----        -------

           Net Investment Income                                        10,275
                                                                       -------


NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                               1,805
Foreign currency transactions                               562
                                                          -----
    Net Realized Gain                                                    2,367
Net unrealized appreciation during
 the period on:
Investments                                                 910
Foreign currency transactions                               139
                                                          -----
    Net Unrealized Appreciation                                          1,049
                                                                       -------
            Net Gain                                                     3,416
                                                                       -------
Net Increase in Net Assets from Operations                             $13,691
                                                                       -------




See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                     Year ended
 (in thousands)                                                      November 30
                                                               ----------------------
INCREASE IN NET ASSETS                                           1996          1995
                                                               --------      --------
Operations:
Net investment income                                          $ 10,275      $ 10,413
Net realized gain (loss)                                          2,367           (57)
Net unrealized appreciation                                       1,049         9,608
                                                               --------      --------
     Net Increase from Operations                                13,691        19,964
Distributions from
    Net investment income                                       (10,953)      (10,435)
                                                               --------      --------
        Total Increase                                            2,738         9,529
                                                               --------      --------

NET ASSETS
   Beginning of period                                          124,097       114,568
                                                               --------      --------
   End of period (including undistributed net investment
   income of $656 and $571, respectively)                      $126,835      $124,097
                                                               --------      --------

NUMBER OF FUND SHARES
   Outstanding at end of period                                  11,009        11,009
                                                               --------      --------




See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30, 1996

NOTE 1. ACCOUNTING POLICIES
------------------------------------------------------------------------------
ORGANIZATION: Colonial Intermarket Income Trust I ( the Fund), is a Massachusetts business trust registered under the investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to maximize current income. The Fund may issue an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1996
-------------------------------------------------------------------------------

NOTE 1. ACCOUNTING POLICIES - CONT.
-------------------------------------------------------------------------------

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions include the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While

                 Notes to Financial Statements/November 30, 1996
-------------------------------------------------------------------------------


the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1996, purchases and sales of investments, other than short-term obligations, were $138,720,684 and $139,337,221, respectively, of which $18,100,833 and $15,719,302 respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at November 30, 1996, based on cost of investments for federal income tax purposes was:

                 Gross unrealized appreciation                       $5,952,354
                 Gross unrealized depreciation                         (946,651)
                                                                     ----------
                         Net unrealized appreciation                 $5,005,703
                                                                     ----------


Notes to Financial Statements/November 30, 1996
-------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION - CONT.
-------------------------------------------------------------------------------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:
                   Year of                        Capital loss
                 expiration                       carryforward
                 -----------                      ------------
                    2002                             $712,000
                    2003                              529,000
                                                   ----------
                                                   $1,241,000
                                                   ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


                              FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period are as follows:

                                                                   Year ended November 30
                                                           --------------------------------------
                                                              1996           1995           1994
                                                           --------       --------       --------
Net asset value -
   Beginning of period                                     $ 11.270       $ 10.410       $ 12.010
                                                           --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.968          0.986          0.980
Net realized and
unrealized gain (loss)                                        0.277          0.822         (1.271)
                                                           --------       --------       --------
   Total from Investment
      Operations                                              1.245          1.808         (0.291)
                                                           --------       --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.995)        (0.948)        (0.970)
From net realized gains                                          --             --         (0.339)
                                                           --------       --------       --------
Total Distributions
   Declared to Shareholders                                  (0.995)        (0.948)        (1.309)
                                                           --------       --------       --------
Net asset value -
   End of period                                           $ 11.520       $ 11.270       $ 10.410
                                                           --------       --------       --------
Market Price per share -
   End of period                                           $ 10.625       $ 10.750       $ 10.000
                                                           --------       --------       --------
Total return - based on
   market value (a)                                            8.30%         17.67%         (5.42)%
                                                           --------       --------       --------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       0.95(b)        0.97(b)        0.98%
Net investment income                                          8.33(b)        8.73(b)        8.84%
Portfolio turnover                                              117%            77%            99%
Net assets at end
of period (000)                                            $126,835       $124,097       $114,568



     (a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

     (b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

     --------------------------------------------------------------------------
     State Tax information(Unaudited)
     An average of 16% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury.
     Approximately 16% of the Fund's distributions (12% of gross income ) was derived from interest on direct investments in U.S. Treasury bonds, notes and bills.



                        FINANCIAL HIGHLIGHTS - CONTINUED

Selected data for a share outstanding throughout each period are as follows:

                                                            Year ended November 30
                                                            ----------------------
                                                              1993           1992
                                                            --------       -------

Net asset value -
   Beginning of period                                      $ 11.220       $11.330
                                                            --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          1.093         1.152
Net realized and
unrealized gain (loss)                                         0.777        (0.132)
                                                            --------      --------
   Total from Investment
      Operations                                               1.870         1.020
                                                            --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                    (1.080)       (1.130)
From net realized gains                                           --            --
                                                            --------      --------
Total Distributions
   Declared to Shareholders                                   (1.080)       (1.130)
                                                            --------      --------
Net asset value -
   End of period                                            $ 12.010      $ 11.220
                                                            --------      --------
Market Price per share -
   End of period                                            $ 11.875      $ 11.125
                                                            --------      --------
Total return - based on
   market value (a)                                            16.87%        11.57%
                                                            --------      --------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                        1.02%         1.04%
Net investment income                                           9.27%        10.08%
Portfolio turnover                                               179%          129%
Net assets at end
of period (000)                                             $132,272      $123,560


(a) Total return at market value assuming all distributions reinvested and excluding brokerage commission.


                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INTERMARKET
INCOME TRUST I


   In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermarket Income Trust I at November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.






PRICE WATERHOUSE LLP
Boston, Massachusetts
January 10, 1997
                                      21

                           DIVIDEND REINVESTMENT PLAN

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

Shares issued under the Plan are purchased in the open market for the participants' accounts commencing five business days before the payment date for each distribution. Shares are credited to each account based on the average price paid including brokerage commissions. All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 90 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523


Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

[LOGO]COLONIAL
      MUTUAL FUNDS

      MUTUAL FUNDS FOR
      PLANNED PORTFOLIOS

--------------------------------------------------------------------------------
                                    TRUSTEES


ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


        COLONIAL INVESTMENT SERVICES, INC., Distributor[Copyright] 1997
                One of the Liberty Financial Companies (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            CI-02/138D-1196 M (1/97)
--------------------------------------------------------------------------------